FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis at September 30, 2013 and December 31, 2012, and the valuation techniques used by the Company to determine those fair values.

September 30, 2013	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
Financial Assets:
Cash and due from banks	$35,434	$35,434	$—	$—	$35,434
Securities – Held to Maturity
Obligations of States and Political Subdivisions	31,381	—	31,647	—	31,647
Corporate Debt Securities	500	—	500	—	500
Securities – Available for Sale
Obligations of U.S. Government Agencies	264,674	—	264,674	—	264,674
MBS issued by U.S. Government Agencies	102,546	—	102,546	—	102,546
Obligations of States and Political Subdivisions	15,712	—	15,712	—	15,712
Trust Preferred CDO Securities	5,861	—	—	5,861	5,861
Corporate Debt Securities	12,070	—	12,070	—	12,070
Other Securities	2,577	2,118	459	—	2,577
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	166	—	—	166	166
Loans, net	594,162	—	—	604,867	604,867
Accrued Interest Receivable	3,766	—	3,766	—	3,766
Financial Liabilities:
Noninterest Bearing Deposits	187,009	187,009	—	—	187,009
Interest Bearings Deposits	867,134	—	871,104	—	871,104
Borrowed funds
FHLB Advances	12,000	—	12,001	—	12,001
Repurchase Agreements	15,000	—	16,464	—	16,464
Accrued Interest Payable	192	—	192	—	192

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Estimated Fair Value
Financial Assets:
Cash and due from banks	$112,507	$112,507	$—	$—	$112,507
Securities – Held to Maturity
Obligations of States and Political Subdivisions	38,286	—	40,130	—	40,130
Corporate Debt Securities	500	—	500	—	500
Securities – Available for Sale
Obligations of U.S. Government Agencies	225,451	—	225,451	—	225,451
MBS issued by U.S. Government Agencies	129,818	—	129,818	—	129,818
Obligations of States and Political Subdivisions	18,370	—	18,370	—	18,370
Trust Preferred CDO Securities	5,406	—	—	5,406	5,406
Corporate Debt Securities	12,077	—	12,077	—	12,077
Other Securities	2,645	2,213	432	—	2,645
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	1,520	—	—	1,520	1,520
Loans, net	609,950	—	—	627,171	627,171
Accrued Interest Receivable	3,457	—	3,457	—	3,457
Financial Liabilities:
Noninterest Bearing Deposits	183,016	183,016	—	—	183,016
Interest Bearings Deposits	865,814	—	872,070	—	872,070
Borrowed funds
FHLB Advances	107,000	—	107,785	—	107,785
Repurchase Agreements	15,000	—	17,141	—	17,141
Accrued Interest Payable	353	—	353	—	353

The carrying amounts and approximate fair values as of December 31, 2012 and December 31, 2011 are as follows (000s omitted):

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
Financial Assets:
Cash and due from banks	$112,507	$112,507	$—	$—	$112,507
Securities – Held to Maturity
Obligations of States and Political Subdivisions	38,286	—	40,130	—	40,130
Corporate Debt Securities	500	—	500	—	500
Securities – Available for Sale
Obligations of U.S. Government Agencies	225,451	—	225,451	—	225,451
MBS issued by U.S. Government Agencies	129,818	—	129,818	—	129,818
Obligations of States and Political Subdivisions	18,370	—	18,370	—	18,370
Trust Preferred CDO Securities	5,406	—	—	5,406	5,406
Corporate Debt Securities	12,077	—	12,077	—	12,077
Other Securities	2,645	2,213	432	—	2,645
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	1,520	—	—	1,520	1,520
Loans, net	609,950	—	—	627,171	627,171
Accrued Interest Receivable	3,457	—	3,457	—	3,457
Financial Liabilities:
Noninterest Bearing Deposits	183,016	183,016	—	—	183,016
Interest Bearings Deposits	865,814	—	872,070	—	872,070
Borrowed funds
FHLB Advances	107,000	—	107,785	—	107,785
Repurchase Agreements	15,000	—	17,141	—	17,141
Accrued Interest Payable	353	—	353	—	353

December 31, 2011	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
Financial Assets:
Cash and due from banks	$75,995	$75,995			$75,995
Securities – Held to Maturity
Obligations of States and Political Subdivisions	35,364	—	35,812		35,812
Securities – Available for Sale
Obligations of U.S. Government Agencies	165,532	—	165,532	—	165,532
MBS issued by U.S. Government Agencies	160,168	—	160,168	—	160,168
Obligations of States and Political Subdivisions	15,178	—	15,178	—	15,178
Trust Preferred CDO Securities	5,467	—	—	5,467	5,467
Corporate Debt Securities	5,979	—	5,979	—	5,979
Other Securities	2,575	2,183	392	—	2,575
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	1,035	—	—	1,035	1,035
Loans, net	658,610	—	—	684,007	684,007
Accrued Interest Receivable	3,582	—	3,582	—	3,582
Financial Liabilities:
Noninterest Bearing Deposits	164,852	164,852	—	—	164,852
Interest Bearings Deposits	857,458	—	864,496	—	864,496
Borrowed funds
FHLB Advances	107,000	—	109,664	—	109,664
Repurchase Agreements	20,000	—	22,773	—	22,773
Accrued Interest Payable	477	—	477	—	477

Assets measured at fair value on a recurring basis are as follows (000’s omitted):

Investment Securities Available for Sale at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Obligations of U.S. Government Agencies	$—	$225,451	$—
MBS issued by U.S. Government Agencies		129,818
Obligations of States and Political Subdivisions	—	18,370	—
Trust Preferred CDO Securities	—	—	5,406
Corporate Debt Securities	—	12,077	—
Other Securities	2,213	432	—
Total Securities Available for Sale	$2,213	$386,148	$5,406

Investment Securities Available for Sale at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Obligations of U.S. Government Agencies	$—	$165,532	$—
MBS issued by U.S. Government Agencies		160,168
Obligations of States and Political Subdivisions	—	15,178	—
Trust Preferred CDO Securities	—	—	5,467
Corporate Debt Securities	—	5,979	—
Other Securities	2,183	392	—
Total Securities Available for Sale	$2,183	$347,249	$5,467

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The changes in Level 3 assets measured at fair value on a recurring basis were (000’s omitted):

Investment Securities – Available for Sale	2013	2012
Balance at January 1	$5,406	$5,467
Total realized and unrealized gains (losses) included in income	(12)	(12)
Total unrealized gains (losses) included in other comprehensive income	467	(296)
Net purchases, sales, calls and maturities	—	—
Net transfers in/out of Level 3	—	—
Balance at September 30	$5,861	$5,159

The changes in Level 3 assets measured at fair value on a recurring basis were (000’s omitted):

Investment Securities – Available for Sale	2012	2011
Balance at January 1	$5,467	$5,188
Total realized and unrealized gains (losses) included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	(44)	300
Net purchases, sales, calls and maturities	(17)	(21)
Net transfers in/out of Level 3	—	—
Balance at December 31	$5,406	$5,467

Fair Value Assets Measured On Nonrecurring Basis [Table Text Block]
Assets measured at fair value on a nonrecurring basis are as follows (000’s omitted):

	Balance at September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$61,557	$—	$—	$61,557
Other Real Estate Owned	$10,801	$—	$—	$10,801

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$67,249	$—	$—	$67,249
Other Real Estate Owned	$14,262	$—	$—	$14,262

Assets measured at fair value on a nonrecurring basis are as follows (000’s omitted):

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$67,249	$—	$—	$67,249
Other Real Estate Owned	$14,262	$—	$—	$14,262

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$70,803	$—	$—	$70,803
Other Real Estate Owned	$16,650	$—	$—	$16,650